Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 4,000	$ 2,650
Net loss	1,350	$ 810
Net cash proceeds	$ 19,820